Investment Objectives and Goals - AB US Equity ETF	Dec. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB US Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.